Shareholders’ Equity - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrant Activity [Line Items]
Number of warrants, warrants outstanding beginning		12,053
Weighted average exercise price per share, warrants outstanding beginning		$ 298.69
Weighted average life, warrants outstanding beginning	5 years	5 years
Expiration dates, warrants outstanding beginning	Jan. 02, 2029	Jan. 02, 2029
Number of warrants, warrants outstanding ending	12,053
Weighted average exercise price per share, warrants outstanding ending	$ 298.69
Weighted average life, warrants outstanding ending	5 years	5 years
Expiration dates, warrants outstanding ending	Jan. 02, 2029	Jan. 02, 2029